Share-Based Payments (Tables)	9 Months Ended
Sep. 30, 2012
Share-Based Payments
Schedule of stock-based compensation recognized related to the grant of employee and non-employee stock options, and non-vested stock

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Research and development	$28	$53	$63	$44	$133
Selling, general and administrative	83	244	(145)	(88)	139

Total	$111	$297	$(82)	$(44)	$272

Schedule of assumptions used in estimation of fair value of each award option on the date of grant using Black-Scholes option-pricing model

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Fair value of common stock	$1.60 - $7.04	$2.56 - $3.36	$4.24 - $5.88	—	$5.07 - $12.92
Expected volatility	60.3% - 61.5%	59.1% - 74.7%	69.1% - 69.5%	—	68.3% - 71.6%
Expected dividends	0%	0%	0%		0%
Expected term	6.25 years	0.41 - 6.25 years	6.25 years	—	6.25 years
Risk-free rate	1.65% - 2.72%	0.15% - 2.93%	1.16% - 1.49%	—	0.96% - 1.14%
Expected forfeiture rate	5%	0% - 5%	0%	—	0%

Schedule of stock options granted to employees and non-employees

Grant Date	Number of Options Granted	Exercise Price	Estimated Fair Value	Intrinsic Value
01/19/2009	56,250	$1.60	$0.93	$—
12/15/2009	64,300	$7.04	$4.13	$—
02/10/2010	13,125	$3.36	$1.96	$—
04/16/2010	8,186	$3.36	$1.95	$—
07/20/2010	9,625	$3.36	$1.93	$—
10/15/2010	3,750	$2.56	$1.48	$—
11/02/2010	220,000	$2.56	$1.64	$—
11/16/2010	8,750	$2.56	$1.65	$—
10/14/2011	8,750	$4.24	$2.68	$—
12/30/2011	136,000	$5.88	$3.68	$—
1/17/2012 (unaudited)	5,686	$5.88	$3.68	$—
5/2/2012 (unaudited)	24,325	$5.74	$3.56	$—
6/21/2012 (unaudited)	13,250	$5.07	$3.24	$—
8/9/2012 (unaudited)	95,000	$12.92	$8.28	$—

Summary of stock option activity

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding, December 31, 2010	664,479	$1.72	7.83
Granted	144,750	$5.80
Exercised	(69,559)	$0.40
Forfeited or expired	(141,561)	$2.17

Outstanding, December 31, 2011	598,109	$2.75	7.71
Granted (unaudited)	138,261	$10.61
Exercised (unaudited)	(104,480)	$1.58
Forfeited or expired (unaudited)	(57,064)	$2.45

Outstanding, September 30, 2012 (unaudited)	574,826	$4.89	7.78

As of December 31, 2011:
Vested and expected to vest	588,586	$2.76	7.70
Exercisable	262,568	$1.29	5.96
As of September 30, 2012 (unaudited):
Vested and expected to vest (unaudited)	569,563	$4.91	7.77
Exercisable (unaudited)	187,657	$1.24	5.07

Summary of activity related to non-vested shares

	Number of Shares	Weighted- Average Fair Value
Non-vested shares, December 31, 2010	102,941	$0.40
Granted	—
Vested	—
Forfeited or expired	(102,941)	$0.40

Non-vested shares, December 31, 2011	—